Significant Accounting Policies (Details) - Schedule of New or Amended Standard Forthcoming requirements	12 Months Ended
Dec. 31, 2023
Lease Liability in Sale and Leaseback [Member]
Significant Accounting Policies (Details) - Schedule of New or Amended Standard Forthcoming requirements [Line Items]
Title of the Standard	Amendments to IFRS 16 Leases
Effective for Annual Periods Beginning on or After	Jan. 01, 2024
Classification of Liabilities as Current or Non-current [Member]
Significant Accounting Policies (Details) - Schedule of New or Amended Standard Forthcoming requirements [Line Items]
Title of the Standard	Amendments to IAS 1 Presentation of Financial Statements
Effective for Annual Periods Beginning on or After	Jan. 01, 2024
Supplier Finance Arrangements [Member]
Significant Accounting Policies (Details) - Schedule of New or Amended Standard Forthcoming requirements [Line Items]
Title of the Standard	Amendments to IAS 7 and IFRS 7
Effective for Annual Periods Beginning on or After	Jan. 01, 2025
Lack of Exchangeability [Member]
Significant Accounting Policies (Details) - Schedule of New or Amended Standard Forthcoming requirements [Line Items]
Title of the Standard	Amendments to IAS 21
Effective for Annual Periods Beginning on or After	Jan. 01, 2025
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [Member]
Significant Accounting Policies (Details) - Schedule of New or Amended Standard Forthcoming requirements [Line Items]
Title of the Standard	Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures
Effective for Annual Periods Beginning on or After	Available for optional adoption/effective date deferred indefinitely